Filed under Rule 497(e)
Registration No. 333-08653

SEASONS SERIES TRUST

Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated October 20, 2015 to the Prospectus

dated July 29, 2015, as supplemented and amended to date

On October 13, 2015, the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”) approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and American Century Investment Management Inc. (“American Century”) with respect to the Portfolio. The Board also terminated the current Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Portfolio. American Century will replace T. Rowe Price as a subadviser to a portion of the Portfolio effective October 26, 2015. SunAmerica will send a notice to shareholders of record as of October 26, 2015 that will explain how to access an Information Statement, which will include more information about American Century and the new Subadvisory Agreement.

On October 26, 2015, the following changes to the Prospectus will become effective:

Change in Subadviser and Portfolio Managers

The first paragraph and the table under the section entitled “Portfolio Summary: Large Cap Value Portfolio – Investment Adviser” are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by American Century Investment Management Inc. (“American Century”) and Wellington Management Company LLP (“Wellington Management”). SAAMCo directly manages a portion of the Portfolio. The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

American Century
Brendan Healy, CFA	2015	Vice President and Portfolio Manager
Matt Titus, CFA	2015	Vice President and Portfolio Manager

Wellington Management
Ian R. Link, CFA	2008	Senior Managing Director and Equity Portfolio Manager

In the section entitled “Management – Information about the Subadvisers,” under the subheading T. Rowe Price Associates Inc., all reference to the Portfolio is deleted in its entirety. In addition, the following subsection is added after the third paragraph:

American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. American Century is wholly-owned by American Century Companies, Inc. (“ACC”). The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease. As of September 30, 2015, American Century had approximately $141.5 billion in total assets under management.

A portion of the Large Cap Value Portfolio is managed by Brendan Healy and Matt Titus. Mr. Healy, Vice President and Portfolio Manager, joined American Century in 2000 and became a portfolio manager in 2004. He has a bachelor’s degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas – Austin. He is a CFA charterholder. Mr. Titus, Vice President and Portfolio Manager, joined American Century as an equity analyst in 2004 and became a portfolio manager in 2010. He has a bachelor’s degree in accounting and economics from Luther College and an MBA from Ohio State University. He is a CFA charterholder.

Version: Combined Master

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated October 20, 2015 to the Statement of Additional Information (“SAI”)

dated July 29, 2015, as supplemented and amended to date

Effective October 26, 2015, the following changes are made to the Portfolio’s SAI.

The first paragraph under the section entitled “SUBADVISORY AGREEMENTS” is deleted in its entirety and replaced with the following:

American Century Investment Management, Inc. (“American Century”), ClearBridge Investments LLC (“ClearBridge”), Columbia Management Investment Advisers, LLC (“Columbia”), GSAM, Janus, J.P. Morgan Investment Management Inc. (“JPMorgan”), Massachusetts Financial Services Company (“MFS”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, L.L.C. (“Putnam”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wellington Management Company LLP (“Wellington Management”) act as Managers to certain of the Portfolios pursuant to various Subadvisory Agreements with SAAMCo.

In the table under the section entitled “SUBADVISORY AGREEMENTS,” the reference to “T. Rowe Price” with respect to the Portfolio is deleted and replaced with “American Century.” In addition, the following is added to the first full paragraph following the table:

American Century is wholly-owned by American Century Companies, Inc. (“ACC”). ACC is controlled by Stowers Institute for Medical Research, a non-profit biomedical research organization.

In the table under the section entitled “PORTFOLIO MANAGERS – Other Client Accounts,” the information for T. Rowe Price Associates Inc. (“T. Rowe Price”) with respect to the Portfolio is deleted and replaced with the following:

Portfolio	Advisers/ Subadviser	Portfolio Managers	Other Accounts*
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
Large Cap Value Portfolio	American Century	Brendan Healy	5	2,566	1	72.7	—	—
		Matt Titus	5	2,566	1	72.7	—	—

*	Information is provided as of September 30, 2015.

Under the section entitled “PORTFOLIO MANAGERS – Compensation,” the following subsection is added:

American Century. American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of March 31, 2015, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.

Base Salary. Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Large Cap Value Portfolio. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of the Large Cap Value Portfolio is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, global and non-U.S., disciplined equity, fixed- income, and asset allocation. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans. Portfolio managers are eligible for grants of restricted stock of American Century Companies, Inc. (“ACC”). These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans. Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.